Assets Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for Credit Losses	$ 25.0	$ 55.0	$ 160.0
Other Operating Expenses	282.9	267.1	270.0
Fair Value, Inputs, Level 3 | Loans | Specific Allowances
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for Credit Losses	(8.5)	11.3
Other Operating Expenses	$ 0.8	$ 1.5